Restatement of Previously Issued Financial Statements	12 Months Ended
Jun. 30, 2024
Restatement Of Previously Issued Financial Statements
Restatement of Previously Issued Financial Statements

2 Restatement of Previously Issued Financial Statements

During the preparation of the consolidated financial statements for the year ending June 30, 2023, the Company’s management identified the following material misstatements in the Company’s financial statements:

●	The Company did not properly recognize the machinery spare parts acquired from the related party Good Earth Oils Pty Ltd. As a result, the plant and equipment were understated, and the related party transactions were not properly disclosed. To correct this item, the fixed assets and related party payables were recorded, and the relevant depreciation expense was recognized.
●	The Company did not properly record prepayment of stock which resulted in an overstatement in equity and related party loan payables. To correct this error, both of accounts were reduced accordingly.
●	The Company did not properly record revenue during the cut-off period at the financial year end. As a result, the revenue relating to the prior year was recorded in the current year. To correct this cut-off issue, the revenue was reduced and retained earnings of prior years were increased.
●	The Company did not recognize sufficient bad debt provision of the account receivables relating to ROBE tolling revenue. Based on the deed of debt settlement with ROBE, account receivables were overstated since no bad debt provision was made. To correct this issue, the account receivables were written off accordingly.
●	The Company did not properly record the stock balance of Meal resulting in the Company mistakenly accounting for the ROBE consignment stock as its own stock. As a result, the Cost of Goods Sold was understated. To correct the issue, the Cost of Goods Sold was increased and the inventory balance was decreased.
●	The Company did not recognize the lease assets and liabilities for solar PV systems, biofuel gensets and site plant of fuller driver land lease. To correct this error, the right-of-use asset (“ROU”) and lease liability accounts were recognized. The relevant depreciation of ROU and interest accrual of lease liability were recorded and reclassification from the administration expenses previously disclosed.

Based on an analysis of the factors, the Company determined that the errors discussed above were material to the Company’s previously issued financial statements for the year ended June 30, 2023, and these financial statements need to be restated. The Company’s prior period financial statements should no longer be relied upon.

The impact of the restatements on the line items within the previously reported consolidated Audited consolidated Statement of Financial Position at June 30, 2023 and 2022, included in the Company’s Form F-1 filed with the SEC on April 29, 2024 (the “Original Report”) are reported below.

Statement of Financial Position as of June 30, 2023	As Previously Reported	Adjustment	As Restated
Trade and other receivables	$4,579,879	$(142,626)	$4,437,253
Prepayment of seed purchase	$3,951,896	$(279,199)	$3,672,697
Tax assets	$224,215	$29,545	$253,760
Inventories	$1,143,033	$(122,564)	$1,020,469
Total current assets	$10,319,851	$(514,844)	$9,805,007
Property, plant and equipment	$10,261,910	$280,682	$10,542,592
Right-of-use asset	$-	$1,040,472	$1,040,472
Total non-current assets	$12,934,382	$1,321,154	$14,255,536
Total assets	$23,254,233	$806,310	$24,060,543
Trade and other payables	$6,473,495	$239,273	$6,712,768
Lease liability, current	$-	$82,386	$82,386
Related party loans	$4,585,751	$(1,397,745)	$3,188,006
Total current liabilities (1)	$10,211,821	$271,954	$10,483,775
Lease liability, non-current	$-	$971,752	$971,752
Related party loans	$2,982,499	$(108,570)	$2,873,929
Total non-current liabilities	$5,061,069	$863,182	$5,924,251
Total liabilities	$15,272,890	$1,135,136	$16,408,026
Retained earnings	$4,051,390	$(339,057)	$3,712,333
Total equity attributable to equity holders of the Company	$6,633,877	$(339,057)	$6,294,820
Non-controlling interest	$1,347,466	$10,231	$1,357,697

(1)	Includes the correction of a footing error of $1,348,040

Statement of Financial Position as of June 30, 2022	As Previously Reported	Adjustment	As Restated
Accounts receivable	$3,717,696	$(77,938)	$3,639,758
Other assets	$1,373,489	$(294,733)	$1,078,756
Retained earnings attributable to members of the parent entity	$2,541,200	$(372,671)	$2,168,529

The impact of the restatements on the line items within the previously reported Audited Consolidated Statement of Profit or Loss and Other Comprehensive Income for the year ended June 30, 2023 and 2022, previously filed in the Original Report is as follows:

Statement of Profit or Loss and Other Comprehensive Income (Loss) for the year ended June 30, 2023	As Previously Reported	Adjustment	As Restated
Cost of goods sold (2)	$20,498,069	$3,564,534	$24,062,603
Gross profit	$8,551,276	$(3,564,534)	$4,986,742
General and administrative expenses (3)	$3,331,864	$(864,432)	$2,467,432
Finance expenses	$552,076	$60,659	$612,735
Occupancy costs (1)	$40,890	$(40,890)	$-
Employee benefits expense (1)	$2,302,641	$(2,302,641)	$-
Depreciation (1)	$461,074	$(461,074)	$-
Profit before income tax	$1,911,004	$43,844	$1,954,848
Profit from continuing operations	$1,801,126	$43,844	$1,844,970
Profit attributable to:
Members of the parent entity	$1,399,080	$33,613	$1,432,693
Non-controlling interest	$402,046	$10,231	$412,277

(1)	Certain prior year amounts have been reclassified to conform to the presentation in the current period. These reclassifications had no effect on the reported results of operations.
(2)	Includes $436,629 of depreciation, $40,890 of occupancy costs, and $2,154,793 of employee benefits expense reclassified to conform to the presentation in the current period.
(3)	Includes $24,445 of depreciation and $147,848 of employee benefits expense reclassified to conform to the presentation in the current period.

Statement of Profit or Loss and Other Comprehensive Income (Loss) for the year ended June 30, 2022	As Previously Reported	Adjustment	As Restated
Cost of goods sold	$18,797,541	$294,733	$19,092,274
Administrative expenses	$1,139,999	$77,938	$1,217,937

The impact of the restatements on the line items within the previously reported Audited Consolidated Statements of Changes in Equity for the year ended June 30, 2023, previously filed in the Original Report is as follows:

Statement of Changes in Equity for the year ended June 30, 2023	As Previously Reported	Adjustment	As Restated
Retained earnings, balance at 1 July 2022	$2,652,310	$(372,670)	$2,279,640
Profit attributable to members of the parent entity, retained earnings	$1,399,080	$33,613	$1,432,693
Retained earnings, balance at 30 June 2023	$4,051,390	$(339,057)	$3,712,333
Non-controlling interests	$402,046	$10,231	$412,277
Non-controlling interests, balance at 30 June 2023	$1,347,466	$10,231	$1,357,697
Total equity, balance at 1 July 2022	$6,180,217	$372,670	$6,552,887
Profit attributable to members of the parent entity, total equity	$1,801,126	$43,844	$1,844,970
Total equity, balance at 30 June 2023	$7,981,343	$(328,826)	$7,652,517